13. SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
13. SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On October 4, 2017 and October 5, 2017, the Company entered into a Simple Agreement for Future Tokens with two accredited investors, relating to the future right to purchase $25,000 and $100,000 in units of a cryptographic token (a “Token”), respectively, at a discount, if the Company conducts a public sale of its Tokens. Pursuant to the agreements, in the event the Company conducts such a public sale of its Tokens, it will automatically issue to each investor a number of Tokens equal to such investor’s investment, based on a rate that is fifty percent (50%) of the price per Token in the public sale. In the event the Company sells Tokens in the public sale at different prices, each investor’s Tokens shall be determined based on the most advantageous rate publicly marketed.

On October 5, 2017, the Company issued 394,858 shares of its common stock to a member of the Board of Directors in connection with a cashless exercise of 443,214 shares pursuant to a Stock Option Agreement, dated June 4, 2014. The shares are reflected as shares to be issued as of September 30, 2017 (See Note 8).

On October 5, 2017, the Company issued 45,000 shares to a former employee for services rendered. The shares are reflected as shares to be issued as of September 30, 2017 (See Note 8).

On October 17, 2017, the Company issued stock certificates for, in the aggregate, 349,000 shares of its common stock which had been sold in connection with an offering of up to $2,000,000 of its common stock and warrants conducted in July 2017, and closed on July 21, 2017. Such shares were inadvertently not issued following such closing. One of the stock certificates noted above was issued for 70,000 shares of the Company’s common stock, but should have been issued for 30,000 shares, so the Company will rescind 40,000 of such shares. The 309,000 shares (which does not include the 40,000 shares of common stock issued in error) are reflected as shares to be issued as of September 30, 2017 (See Note 8).

NOTE 13 – SUBSEQUENT EVENTS

Acquisition

On December 15, 2016, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Whaxy Inc., a wholly-owned subsidiary of the Company (“Merger Subsidiary”), DDDigtal Inc, a Colorado corporation (“DDDigtal”), Zachary Marburger, an individual acting solely in his capacity as Stockholder Representative, and all of the stockholders of DDDigtal. Pursuant to the Merger Agreement, the parties agreed to merge Merger Subsidiary with and into DDDigtal, whereby DDDigtal would survive as a wholly-owned subsidiary of MassRoots (the “Merger”).

On January 25, 2017 (the “Effective Date”), the Merger was completed and became effective upon the filing of certificates of merger with the respective Secretary of State of the States of Delaware and Colorado, in such forms as required by, and executed in accordance with, the relevant provisions of the Delaware General Corporation Law and the Colorado Business Corporation Act.

Pursuant to the terms of the Merger Agreement, each share of DDDigtal’s common stock was to be exchanged for a number of shares of the Company’s common stock (or a fraction thereof), based on an exchange ratio, as ultimately calculated, equal to approximately 5.273-for-1, such that 1 share of the Company’s’ common stock was issued for every 5.273 shares of DDDigtal’s common stock.

On the Effective Date, the Company issued 2,926,829 shares of the Company’s common stock pro rata to all stockholders of DDDigtal (the “Share Consideration”) in exchange for all of their shares of DDDigtal’s common stock. At the same time, each share of the common stock of Merger Subsidiary was converted into and exchanged for one share of common stock of DDDigtal held by the Company, and all shares of DDDigtal common stock outstanding immediately prior to the Effective Date automatically cancelled and retired. DDDigtal continued as a surviving wholly-owned subsidiary of the Company, and Merger Subsidiary ceased to exist.

Also pursuant to the terms of the Merger Agreement, the Company paid cash consideration of $40,000 to Zachary Marburger and $20,000 to Micah Davidson, as repayment of outstanding debts owed by DDDigtal to the individuals.

As a condition to the closing of the Merger, the Company hired Zachary Marburger as its new Vice President of Strategy, and engaged Micah Davidson as a Senior Software Engineer. As a condition of Mr. Marburger’s employment and pursuant to the Merger Agreement, the Company will pay Mr. Marburger an additional $40,000 following the one-year anniversary of his constant employment with the Company.

From January 1 to March 31, 2017, the Company issued 1,740,000 shares recorded as to be issued as of December 31, 2016; 2,926,829 shares to all stockholders of DDDigtal; received exercises for 2,750,000 shares of the Company’s $0.90 warrants for cash proceeds to the Company of $2,475,000; received exercises for 1,000,000 shares of the Company’s $0.001 warrants for cash proceeds to the Company of $1,000; received exercises for 1,043,041 shares of the Company’s $0.40 warrants for cash proceeds to the Company of $417,216; received exercises for 682,668 shares of the Company’s $0.50 warrants for cash proceeds to the Company of $0 with total shares issued of 355,689 shares; received exercises for 50,000 shares of the Company’s $0.50 options for cash proceeds to the Company of $0 with total shares issued of 28,337 shares; issued 958,232 shares under the Company’s 2017 Employee Stock Option Program; and 1,081,000 shares for received conversions for $108,100 in convertible debt at $0.10 per share.

The Company had 63,183 shares recorded as to be issued on March 31, 2017.

From January 1 to March 31, 2017, the Company issued 2,354,000 options to purchase common stock at a weighted average exercise price of $0.84 per share to employees of the Company under the 2017 Plan.

On February 23, 2017, the Company subscribed to 23,810 shares of Class A Common Stock of High Times Holding Corporation for $100,002.